Financial Risk Management - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Argentine Peso / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	$ (95,811)	$ (186,867)
Euro / U.S. dollar foreign exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	(103,518)	(175,419)
Saudi Arabian Riyal / US Dollar exchange risk [member]
Statement Line Items [Line Items]
Currency exposure / functional currency	$ (107,582)